Goodwill	12 Months Ended
Oct. 31, 2015
Goodwill.
Goodwill

Note 9: Goodwill

Goodwill allocated to HP’s reportable segments and changes in the carrying amount of goodwill were as follows:

	Balance at October 31, 2014(1)	Goodwill adjustments	Balance at October 31, 2015(1)
	In millions
Personal Systems	$2,588	$—	$2,588
Printing	$3,103	$(11)	$3,092
Corporate Investments	—	—	—

Total	$5,691	$(11)	$5,680

	Balance at October 31, 2013(1)	Goodwill adjustments	Balance at October 31, 2014(1)
	In millions
Personal Systems	$2,588	$—	$2,588
Printing	$3,103	—	$3,103
Corporate Investments	—	—	—

Total	$5,691	$—	$5,691

(1)	Goodwill is net of accumulated impairment losses of $0.8 billion related to Corporate Investments.

Goodwill is tested for impairment at the reporting unit level. As of October 31, 2015, our reporting units are consistent with the reportable segments identified in Note 3, “Segment Information.” Based on the results of its annual impairment tests as of August 1, 2015, HP determined that no impairment of goodwill existed as of either measurement date in fiscal 2015. There were no goodwill impairments in fiscal 2014 and 2013. HP will continue to evaluate goodwill on an annual basis as of the beginning of its fourth fiscal quarter and whenever events or changes in circumstances indicate there may be a potential impairment.